LONG-TERM DEBT (Details Textual) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended	0 Months Ended							0 Months Ended		12 Months Ended						0 Months Ended
	Dec. 31, 2014 CAD	Mar. 20, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Sep. 30, 2012 CAD	Dec. 31, 2013 Floating Rate Notes [Member] USD ($)	Apr. 01, 2014 2017 Notes CAD	Mar. 27, 2014 2017 Notes CAD	Apr. 01, 2014 2017 Notes USD ($)	Mar. 27, 2014 2017 Notes USD ($)	Jan. 07, 2015 Abl Facility [Member] Subsequent Event [Member] Biron Paper Mill And Rumford Pulp And Paper Mill [Member] CAD	Dec. 31, 2014 Abl Facility [Member] Subsequent Event [Member] Biron Paper Mill And Rumford Pulp And Paper Mill [Member] CAD	Dec. 31, 2014 Loan Facility July 2017 [Member] CAD	Apr. 19, 2014 Term Loan [Member] USD ($)	Apr. 19, 2014 Term Loan [Member] CAD	Dec. 31, 2014 Term Loan [Member] CAD	Dec. 31, 2014 Term Loan [Member] Floating Rate Notes due 2016 USD ($)	Dec. 31, 2014 Senior Secured Notes Due October 2017 [Member] USD ($)	Dec. 31, 2014 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2013 Senior Secured Notes Due October 2017 [Member] USD ($)	Dec. 31, 2013 Senior Secured Notes Due October 2017 [Member] CAD	Jan. 07, 2015 Senior Secured Notes Due October 2017 [Member] Subsequent Event [Member] Biron Paper Mill And Rumford Pulp And Paper Mill [Member] USD ($)	Dec. 31, 2014 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Dec. 31, 2013 Floating Rate Senior Secured Notes Due September 2016 [Member] USD ($)	Dec. 31, 2013 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD
Line of Credit Facility, Maximum Borrowing Capacity											225.0	175.0	175.0
Secured Debt	291.6		286.1						5.0	9.5								235.5	273.1	250.0	265.9		0	19.4	20.2
Debt Instrument, Interest Rate, Effective Percentage																		11.00%	11.00%
Debt Instrument, Interest Rate Terms																Term Loan bears interest, payable monthly at the Canadian Prime Rate plus 3%
Fixed Charge Coverage Ratio Of Floating Rate Notes																2.0:1.0
Landlord Waiver Reserve In Respect Of Rent	2.5
Canadian Pension Plan Past Due	1.5
Reserve For Credit Insurance Deductibles	2.0
Reserve For Employee Source Deductions	1.6
Reserve For Workers Compensation	0.4
Borrowing under the ABL Facility	91.8
Line Of Credit Facility Outstanding Drawings	29.4
Letter of Credit Facility, Amount Outstanding	29.4	20.0	10.6
Long-term debt	326.1		301.8	422.0	458.9														75.8		45.8
Debt Instrument, Face Amount						20.0
Debt Instrument, Maturity Date						Apr. 24, 2013										Jul. 31, 2017
Long-term Debt, Gross						15.6
Loss On Settlement Of Capital Lease Obligation	0.1
Decrease In Capital Leases Future Minimum Payments	1.3
Cash Consideration							5.2	10.0							22.4
Interest Expense, Debt							0.3	0.5							0.6
Gain On Cancellation Of Long-Term Debt (Note 18)							0.5	0.9								2.4
Long-term Line of Credit	29.4	20.0	10.6
Redemption Of Floating Rate Notes														19.4
Debt Instrument, Periodic Payment, Principal																0.5
Reduction In Secured Debt Net																	1.4
Foreign Currency Exposure Value	1.0
Proceeds from Issuance of Debt																						25.0
Debt Instrument, Discount Percentage																						20.00%
Proceeds from Notes Payable																						20.0
Capital Lease Obligations, Noncurrent	2.9